THE ADVISORS' INNER CIRCLE FUND

                             AIG MONEY MARKET FUND

                         SUPPLEMENT DATED APRIL 6, 2011
                                     TO THE
                 CLASS A SHARES' PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES' PROSPECTUS (THE "PROSPECTUS") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------

THE  FOLLOWING  REPLACES  THE  "BEST  QUARTER"  INFORMATION  ON  PAGE  4  OF THE
PROSPECTUS:

                                  BEST QUARTER
                                  ------------
                                     1.38%
                                  (03/31/2001)


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 AIG-SK-012-0100

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                        THE ADVISORS' INNER CIRCLE FUND

                             AIG MONEY MARKET FUND

                         SUPPLEMENT DATED APRIL 6, 2011
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2011 AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

--------------------------------------------------------------------------------

THE FOLLOWING SENTENCE REPLACES: (I) THE NEXT TO THE LAST SENTENCE IN THE FIRST FULL PARAGRAPH ON PAGE S-2 OF THE SAI AND (II) THE LAST SENTENCE OF THE PARAGRAPH TITLED "ILLIQUID SECURITIES" ON PAGE S-3 OF THE SAI:

     The Fund will not hold more than 5% of its net assets in illiquid securities.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 AIG-SK-011-0100